Asset Retirement Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Asset Retirement Obligations [Abstract]
Schedule of Asset Retirement Obligations

Changes to the asset retirement obligations are as follows:

	June 30,	December 31,
	2026	2025
Asset retirement obligations, beginning of period	$17,833,000	$13,937,000
Liability assumed	—	—
Additional layer	—	1,986,000
Accretion expense	1,103,000	1,910,000
Asset retirement obligations, end of period	$18,936,000	$17,833,000

Changes to the asset retirement obligations are as follows:

	December 31,	December 31,
	2025	2024
Asset Retirement obligations, beginning of year	$13,937,000	$-
Liability assumed	-	12,900,000
Additional layer	1,986,000	-
Accretion expense	1,910,000	1,037,000
Asset Retirement obligations, end of year	$17,833,000	$13,937,000